Stock Option Plan - Summary of information about stock options outstanding (Details 1) (2010 Stock Option Plan (the "Plan"), USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number Of Options Outstanding	544,505	544,505	701,963
Options Outstanding Weighted Average Remaining Contractual Life (Years)	3 years 9 months 22 days	4 years 3 months 22 days
Options Outstanding Weighted Average Exercise Price	$ 1.82	$ 1.82	$ 2.01
Number Of Options Exercisable	446,374	415,921
Options Exercisable Weighted Average Remaining Contractual Life (Years)	2 years 9 months 4 days	3 years 1 month 24 days
Options Exercisable Weighted Average Exercise Price	$ 1.75	$ 1.72
Dollar 1.33 To 2.03
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Minimum Range of Exercise Prices	$ 1.33	$ 1.33
Maximum Range of Exercise Prices	$ 2.03	$ 2.03
Number Of Options Outstanding	365,620	365,620
Options Outstanding Weighted Average Remaining Contractual Life (Years)	1 year 6 months 29 days	2 years 3 months 29 days
Options Outstanding Weighted Average Exercise Price	$ 1.65	$ 1.65
Number Of Options Exercisable	355,461	355,461
Options Exercisable Weighted Average Remaining Contractual Life (Years)	1 year 6 months 11 days	2 years 3 months 11 days
Options Exercisable Weighted Average Exercise Price	$ 1.64	$ 1.50
Dollar 2.06 To 4.34
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Minimum Range of Exercise Prices	$ 2.06	$ 2.06
Maximum Range of Exercise Prices	$ 4.34	$ 4.34
Number Of Options Outstanding	178,885	178,885
Options Outstanding Weighted Average Remaining Contractual Life (Years)	7 years 7 months 6 days	8 years 4 months 6 days
Options Outstanding Weighted Average Exercise Price	$ 2.16	$ 2.16
Number Of Options Exercisable	90,913	60,460
Options Exercisable Weighted Average Remaining Contractual Life (Years)	7 years 6 months 15 days	8 years 3 months 4 days
Options Exercisable Weighted Average Exercise Price	$ 2.16	$ 1.37